Pension Plans And Postretirement Benefits (Schedule Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)) (Details) (Pension Benefits [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss arising during period	$ (38,989)	$ (23,120)	$ (5,161)
Settlement charge		16,891
Prior service cost, recognition of amortization in net periodic benefit cost		2	3
Actuarial loss, recognition of amortization in net periodic benefit cost	2,659	2,095	2,435
Total	$ (36,330)	$ (4,132)	$ (2,723)